Significant Accounting Policies - Depreciation, Vessels held for sale and Accounting for Special Survey and Drydocking Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Vessels held for sale
Impairment loss of vessel held for sale		$ 2.1
Vessels
Depreciation
Estimated useful life from the year built	30 years
Accounting for Special Survey and Drydocking Costs
Deferral and amortization period of survey and drydocking costs	2 years 6 months